Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Number of components in earnings per share	2
Antidilutive outstanding stock options (in shares)	(107,570)	(107,570)
Net income	$ 981	$ 528
Weighted average shares outstanding - basic (in shares)	888,008	874,566
Effect of dilutive common stock equivalents	4,826	4,333
Adjusted weighted average shares outstanding - diluted (in shares)	892,834	878,899
Basic earnings per share (in dollars per share))	$ 1.10	$ 0.60
Diluted earnings per share (in dollars per share)	$ 1.10	$ 0.60